RISK MANAGEMENT - Risk Management - Regulatory (Details) - Measure Trading Risk Method - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Banco de Bogota S.A.
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value	$ 924,767	$ 829,846
Basis points of regulatory capital (as a percent)	1.16%	1.09%
Banco de Occidente S.A.
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value	$ 189,871	$ 184,223
Basis points of regulatory capital (as a percent)	0.75%	0.56%
Banco Popular S.A.
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value	$ 162,888	$ 125,265
Basis points of regulatory capital (as a percent)	0.93%	0.79%
Banco Comercial AV Villas S.A.
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value	$ 37,942	$ 18,394
Basis points of regulatory capital (as a percent)	0.41%	0.20%
Corporacion Financiera Colombiana S.A.
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value	$ 219,656	$ 159,214
Basis points of regulatory capital (as a percent)	0.12%	0.09%